Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
25        SUBSEQUENT EVENTS

In January 2012, the Company signed a cooperation agreement with Fang cheng gang City to build a new production facility in Guangxi Province. Preconstruction activities commenced in February 2012. Once the facility is fully operational, Guangxi Keyuan New Materials Industrial Park is expected to have an annual production capacity of 400,000 metric tons of ABS (Acrylonitrile Butadiene Styrene).